Investment Portfolioas of August 31, 2024 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 98.8%
Communication Services 8.6%
Diversified Telecommunication Services 0.2%
AT&T, Inc.	24,666	490,853
Entertainment 1.4%
Take-Two Interactive Software, Inc.*	6,321	1,022,169
Walt Disney Co.	25,905	2,341,294
Warner Bros Discovery, Inc.*	5,967	46,781
		3,410,244
Interactive Media & Services 7.0%
Alphabet, Inc. “A”	96,731	15,803,911
Match Group, Inc.*	38,934	1,448,734
		17,252,645
Consumer Discretionary 8.9%
Automobile Components 0.5%
Lear Corp.	11,160	1,301,814
Automobiles 1.1%
Tesla, Inc.*	12,861	2,753,669
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings, Inc.	17,162	3,769,462
Hyatt Hotels Corp. “A”	9,308	1,414,071
		5,183,533
Household Durables 1.3%
PulteGroup, Inc.	25,157	3,311,919
Leisure Products 0.4%
Brunswick Corp.	12,134	959,193
Specialty Retail 2.7%
Best Buy Co., Inc.	20,972	2,105,589
Five Below, Inc.*	5,427	409,359
Lowe's Companies, Inc.	9,219	2,290,921
TJX Companies, Inc.	15,590	1,828,239
		6,634,108
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	8,301	819,226
Tapestry, Inc.	26,949	1,104,100
		1,923,326
Consumer Staples 4.2%
Beverages 2.4%
Keurig Dr Pepper, Inc.	28,268	1,034,891

Molson Coors Beverage Co. “B”	17,317	934,599
PepsiCo, Inc.	22,565	3,901,037
		5,870,527
Consumer Staples Distribution & Retail 0.5%
Performance Food Group Co.*	15,401	1,149,531
Food Products 0.4%
Kellanova	13,322	1,073,887
Personal Care Products 0.9%
Coty, Inc. “A”*	122,406	1,148,168
Estee Lauder Companies, Inc. “A”	11,859	1,086,996
		2,235,164
Energy 3.1%
Energy Equipment & Services 0.9%
Schlumberger NV	16,231	714,001
TechnipFMC PLC	53,957	1,448,206
		2,162,207
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc.	5,972	1,106,373
Chevron Corp.	8,621	1,275,477
Exxon Mobil Corp.	20,985	2,474,971
Valero Energy Corp.	4,433	650,454
		5,507,275
Financials 14.5%
Banks 4.2%
Bank of America Corp.	119,245	4,859,234
Citigroup, Inc.	46,099	2,887,641
JPMorgan Chase & Co.	11,536	2,593,293
		10,340,168
Capital Markets 5.2%
Ameriprise Financial, Inc.	3,634	1,633,265
KKR & Co., Inc.	32,257	3,992,449
MSCI, Inc.	2,171	1,260,461
The Goldman Sachs Group, Inc.	8,012	4,088,123
Tradeweb Markets, Inc. “A”	16,064	1,899,407
		12,873,705
Consumer Finance 1.8%
American Express Co.	16,937	4,380,755
Financial Services 1.4%
Fidelity National Information Services, Inc.	11,026	909,094
Mastercard, Inc. “A”	2,114	1,021,781
PayPal Holdings, Inc.*	20,752	1,503,067
		3,433,942
Insurance 1.9%
Cincinnati Financial Corp.	8,922	1,222,582
Hartford Financial Services Group, Inc.	29,374	3,410,321
		4,632,903

Health Care 12.4%
Biotechnology 5.1%
AbbVie, Inc.	5,681	1,115,237
Amgen, Inc.	14,979	5,000,440
Biogen, Inc.*	5,875	1,202,965
Regeneron Pharmaceuticals, Inc.*	1,941	2,299,483
Vertex Pharmaceuticals, Inc.*	6,191	3,070,055
		12,688,180
Health Care Equipment & Supplies 0.8%
Align Technology, Inc.*	3,137	744,159
Hologic, Inc.*	13,808	1,121,762
		1,865,921
Health Care Providers & Services 5.3%
Centene Corp.*	34,864	2,748,329
Cigna Group	16,674	6,032,820
CVS Health Corp.	9,392	537,598
HCA Healthcare, Inc.	9,285	3,673,053
		12,991,800
Pharmaceuticals 1.2%
Bristol-Myers Squibb Co.	21,660	1,081,917
Merck & Co., Inc.	16,112	1,908,467
		2,990,384
Industrials 9.2%
Aerospace & Defense 3.3%
General Electric Co.	33,684	5,881,900
Howmet Aerospace, Inc.	21,633	2,091,046
		7,972,946
Air Freight & Logistics 0.6%
United Parcel Service, Inc. “B”	11,703	1,504,421
Building Products 0.8%
Owens Corning	11,590	1,955,581
Commercial Services & Supplies 1.5%
Republic Services, Inc.	17,833	3,713,009
Electrical Equipment 1.0%
ChargePoint Holdings, Inc.*	53,189	99,995
GE Vernova, Inc.*	7,093	1,425,693
Sunrun, Inc.*	21,032	431,577
Vertiv Holdings Co. “A”	5,974	496,021
		2,453,286
Machinery 0.3%
Deere & Co.	2,119	817,383
Professional Services 1.0%
Verisk Analytics, Inc.	8,942	2,439,556
Trading Companies & Distributors 0.7%
WESCO International, Inc.	10,555	1,745,586

Information Technology 30.6%
Communications Equipment 0.9%
Cisco Systems, Inc.	44,304	2,239,124
Semiconductors & Semiconductor Equipment 7.6%
Advanced Micro Devices, Inc.*	14,738	2,189,477
Lam Research Corp.	2,177	1,787,339
Micron Technology, Inc.	14,828	1,427,047
NVIDIA Corp.	102,280	12,209,163
Skyworks Solutions, Inc.	10,503	1,151,024
		18,764,050
Software 12.9%
Adobe, Inc.*	2,932	1,684,170
Microsoft Corp.	53,614	22,364,544
Oracle Corp.	19,596	2,768,719
RingCentral, Inc. “A”*	20,650	688,265
Salesforce, Inc.	13,345	3,374,950
Zoom Video Communications, Inc. “A”*	12,752	880,908
		31,761,556
Technology Hardware, Storage & Peripherals 9.2%
Apple, Inc.	98,866	22,640,314
Materials 3.1%
Chemicals 1.7%
DuPont de Nemours, Inc.	29,339	2,471,811
International Flavors & Fragrances, Inc.	17,145	1,782,908
		4,254,719
Containers & Packaging 0.8%
Ball Corp.	30,419	1,941,036
Metals & Mining 0.6%
Newmont Corp.	17,014	908,378
Nucor Corp.	4,031	612,349
		1,520,727
Real Estate 2.5%
Health Care REITs 0.1%
Medical Properties Trust, Inc.	66,982	301,419
Specialized REITs 2.4%
Digital Realty Trust, Inc.	9,411	1,426,802
Iron Mountain, Inc.	39,359	4,457,800
		5,884,602
Utilities 1.7%
Multi-Utilities 0.4%
WEC Energy Group, Inc.	11,220	1,043,797
Water Utilities 1.3%
American Water Works Co., Inc.	22,862	3,272,009
Total Common Stocks (Cost $139,176,568)		243,642,774

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.34% (a) (Cost $2,854,502)	2,854,502	2,854,502

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $142,031,070)	100.0	246,497,276
Other Assets and Liabilities, Net	0.0	36,355
Net Assets	100.0	246,533,631
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 are as follows:
Value ($) at 11/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.22% (a) (b)
106,376	—	106,376 (c)	—	—	7,883	—	—	—
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 5.34% (a)
2,711,010	22,554,263	22,410,771	—	—	105,783	—	2,854,502	2,854,502
2,817,386	22,554,263	22,517,147	—	—	113,666	—	2,854,502	2,854,502

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$243,642,774	$—	$—	$243,642,774
Short-Term Investments	2,854,502	—	—	2,854,502
Total	$246,497,276	$—	$—	$246,497,276

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH3
R-080548-2 (1/25)